Offsets	Jul. 30, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Empire State Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-273535
Initial Filing Date	Jul. 31, 2023
Fee Offset Claimed	$ 67,360.13
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	87,412,804
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 694,931,791.80
Offset Note	Includes (i) up to 86,445,498 shares of Class A common stock issuable in exchange for common units of partnership interest in Empire State Realty OP, L.P. that may be tendered for redemption from time to time by one or more of the limited partners of Empire State Realty OP, L.P. pursuant to their contractual rights and (ii) up to 967,306 shares of Class A common stock issuable upon conversion of shares of Class B common stock, par value $0.01 per share, pursuant to the terms of the charter of Empire State Realty Trust, Inc. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.
Termination / Withdrawal Statement	The registrant is registering 87,412,804 shares of Class A common stock having a proposed maximum aggregate price of up to $487,763,446.32 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The registrant had previously registered shares of Class A common stock having an aggregate offering price of up to $2,510,189,932.80, offered by means of a prospectus supplement dated October 7, 2014 (the "2014 Prospectus Supplement") and an accompanying prospectus dated October 7, 2014 pursuant to a Registration Statement on Form S-3 (File No. 333-199199) filed with the Securities and Exchange Commission ("SEC") on October 7, 2014, a prospectus supplement dated August 3, 2017 (the "2017 Prospectus Supplement") and an accompanying prospectus dated August 3, 2017 pursuant to a Registration Statement on Form S-3 (File No. 333-219658) filed with the SEC on August 3, 2017 and a prospectus supplement dated July 31, 2020 (the "2020 Prospectus Supplement") and an accompanying prospectus dated July 31, 2020 pursuant to a Registration Statement on Form S-3 (File No. 333-240251) filed with the SEC on July 31, 2020 and a prospectus supplement dated July 31, 2023 (the "2023 Prospectus Supplement" and, together with the 2014 Prospectus Supplement, 2017 Prospectus Supplement and 2020 Prospectus Supplement, the "Prior Prospectus Supplements") and an accompanying prospectus pursuant to a Registration Statement on Form S-3 (File No. 333-273535) filed with the SEC on July 31, 2023. In connection with the filing of the 2014 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $291,684.07. The 2023 Prospectus Supplement is being superseded and replaced by the Current Prospectus Supplement, and the offering of unsold securities pursuant to the 2023 Prospectus Supplement terminates on July 30, 2026. Pursuant to Rule 457(p) under the Securities Act, $76,581.48 of the registration fee that was previously paid or offset with respect to the securities that were previously registered pursuant to the Prior Prospectus Supplements and were not sold thereunder is offset against the registration fee of $67,360.13 due in connection with the filing of the Current Prospectus Supplement. Accordingly, no registration fee is being paid hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Empire State Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-240251
Filing Date	Jul. 31, 2020
Fee Paid with Fee Offset Source	$ 0.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Empire State Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-199199
Filing Date	Oct. 07, 2014
Fee Paid with Fee Offset Source	$ 291,684.07